Financial and capital risk management (Details 1) - Not Designated As Hedging Instruments [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities	$ (557)	$ 684
Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities	(549)	664
Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities	(7)	22
Embedded Derivatives Risk [Member]
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities	$ (1)	$ (2)